SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10:     SUBSEQUENT EVENTS

1.
The ongoing Coronavirus outbreak that has surfaced in China and is spreading throughout the world may affect the Company due to the general economic effects of epidemics and other public health crises.  Such a pandemic or a similar public health threat could adversely impact the Company by causing operating and project development delays and disruptions, labor shortages, travel disruption and shutdowns (including as a result of government regulation and prevention measures). Further, the virus could have a negative impact on the Company's ability to generate revenues causing order cancellations, delays and the inability of certain of its sales and support teams to travel and/or meet with customers or provide on-site services.

Given the potential impact on the Company's business as a result of the outbreak, the values or the recoverable amounts of certain assets subsequent to the reporting date may be less than their carrying amounts as of December 31, 2019. The potential decline in value is determined to be a non-adjusting event as management concluded that the cause of the shut down in the series of events that led to the disruptions in operations is not the outbreak itself, but rather the measures taken by the government after the reporting date. Because the outbreak may also result in uncertainties in relation to the assumptions and estimations associated with the measurement of various assets and liabilities in the financial statements that the Company may not have previously recognized or disclose, the occurrence of the outbreak has certainly added additional risks that the carrying amounts of assets and liabilities may require certain adjustments within the next financial year which financial effect cannot be reasonably estimated at this stage.

2.
During February 2020, a legal action was filed against the Company’s US subsidiary in the New York Supreme Court in the amount of $32. The plaintiff has alleged that the Company has not paid certain alleged outstanding bills. If the plaintiff insists on continuing the litigation, the Company will seek to dismiss the lawsuit base on the lack of service process. According to the Company’s legal advisors there is a good basis for such a motion to be granted. In any event, all filings incases before the court, except for certain essential filings, have been currently suspended due to the COVID-19 crisis.